Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

	2018	2017
	RMB million	RMB million
Consumable spare parts and maintenance materials	1,688	1,638
Other supplies	232	210

	1,920	1,848
Less: provision	(221)	(226)

	1,699	1,622

Impairment of Inventory	Provision of inventory is shown as below:

	2018	2017
	RMB million	RMB million
At January 1	226	144
Provision for inventories	12	110
Provision written off upon disposal	(17)	(28)

At December 31	221	226